Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	$ 10,898	$ 10,053
Less accumulated depreciation	(8,497)	(7,379)
Property and Equipment, net	2,401	2,674
Depreciation	1,285	1,136	560
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	8,160	7,350
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	1,151	1,112
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost		10
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, cost	$ 1,587	$ 1,581